Summary of Significant Accounting Policies (Details) - Schedule of Earnings Per Share - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Class A [Member]
Basic and diluted net income per ordinary share:
Allocation of income – basic	$ 54,000	$ 12,055,000
Allocation of income – diluted	$ 54,000	$ 12,055,000
Denominator:
Basic weighted average ordinary shares:	4,718,000	30,000,000
Diluted weighted average ordinary shares:	4,718,000	30,000,000
Basic net income per ordinary share	$ 0.01	$ 0.4
Diluted net income per ordinary share	$ 0.01	$ 0.4
Class B [Member]
Basic and diluted net income per ordinary share:
Allocation of income – basic	$ 85,000	$ 3,014,000
Allocation of income – diluted	$ 85,000	$ 3,014,000
Denominator:
Basic weighted average ordinary shares:	7,500,000	7,500,000
Diluted weighted average ordinary shares:	7,500,000	7,500,000
Basic net income per ordinary share	$ 0.01	$ 0.4
Diluted net income per ordinary share	$ 0.01	$ 0.4